Expense Example, No Redemption - Loomis Sayles Credit Income Fund - Class C	Sep. 29, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	$ 590